Deposits (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deposits
Beginning balance	$ 2,102,000	$ 2,128,000
Additions	12,469,000	650,000
Capitalized to exploration and evaluation interests	(8,618,000)
Capitalized to mineral property plant and equipment	(869,000)	(151,000)
Refunded	(1,000)	(525,000)
Ending balance	5,083,000	2,102,000
Total surety amount	37,652,000	20,901,000
Reclamation deposits
Deposits
Beginning balance	1,235,000	1,740,000
Additions		11,000
Refunded		(516,000)
Ending balance	1,235,000	1,235,000
Exploration and evaluation
Deposits
Beginning balance	639,000
Additions	11,192,000	639,000
Capitalized to exploration and evaluation interests	(8,618,000)
Reclassified to mineral property plant and equipment on transition to development stage	(3,213,000)
Ending balance		639,000
Mineral property, plant and equipment
Deposits
Beginning balance	228,000	388,000
Additions	1,277,000
Capitalized to mineral property plant and equipment	(869,000)	(151,000)
Reclassified to mineral property plant and equipment on transition to development stage	3,213,000
Refunded	(1,000)	(9,000)
Ending balance	$ 3,848,000	$ 228,000